RELATED PARTY TRANSACTIONS - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	May 29, 2025	Dec. 31, 2024
Current assets
Due from related parties and current contract assets	$ 1,051		$ 873
Assets held for sale	1,756		2,049
Financial instrument assets	327		368
Current liabilities
Contract liability	57		47
Total current liabilities due to related parties	7,130		4,855
Liabilities held for sale	886		1,036
Non-current liabilities [abstract]
Financial instrument liabilities	2,760		2,790
Due to related parties	1,064		592
Equity
Preferred limited partners equity	2,159		2,076
U.S. Renewables Portfolio
Current assets
Amounts due from		$ 507
Brookfield
Current assets
Contract asset	72		65
Amounts due from	355		573
Financial instrument assets	45		38
Non-current assets
Contract asset	237		250
Current liabilities
Contract liability	57		47
Amounts due to	4,944		4,005
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	45		43
Non-current liabilities [abstract]
Financial instrument liabilities	10		13
Due to related parties	778		309
Other long-term liabilities
Contract liability	681		686
Brookfield | Brookfield Global Transition Fund I
Equity
Receivables due from related parties	190		376
Payables to related parties	1,396		87
Brookfield | Brookfield Infrastructure Fund IV
Equity
Payables to related parties	137		32
Brookfield | Brookfield Global Transition Fund II
Equity
Payables to related parties	2,836		3,493
Equity-accounted investments and other
Current assets
Amounts due from	696		300
Assets held for sale	0		125
Non-current assets
Due from related parties	11		8
Current liabilities
Amounts due to	2,018		684
Liabilities held for sale	0		31
Non-current liabilities [abstract]
Due to related parties	50		58
Equity-accounted investments and other | U.S. Renewables Portfolio
Current assets
Amounts due from	507
Brookfield Wealth Solutions
Current liabilities
Amounts due to	123		123
Non-current liabilities [abstract]
Financial instrument liabilities	27		1
Due to related parties	236		225
Corporate borrowings	7		7
Equity
Preferred limited partners equity	11		10
Brookfield Wealth Solutions | Subscription Facility
Non-current liabilities [abstract]
Non-recourse borrowings	$ 68		$ 65